Revenues from Contracts with Customers - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,869.9	€ 2,751.1	€ 3,819.0
Other additions	1,313.6	0.0
As of January 1	842.9	477.9	751.8
Remaining upfront fees contract liabilities	1.1	61.1
Other income	103.1	103.1
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration agreements	60.0
COVID-19 vaccine revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,995.3	2,432.1	3,776.2
Revenues from out-licensing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	613.0	0.0	0.0
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,602.0	2,011.7	3,293.0
As of January 1	140.5	416.2
Bristol-Myers Squibb
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	613.0	0.0	€ 0.0
Expected revenues from remaining performance obligations	2,000.0
Contingent revenues from remaining performance obligations	7,600.0
Transaction price allocated to remaining performance obligations	3,500.0
Other additions	1,313.6
As of January 1	700.6	€ 0.0
Bristol-Myers Squibb | Revenues from out-licensing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,500.0